Debt, Net (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Components of debt
The following table summarizes the components of debt (in thousands):

	December 31, 2020	December 31, 2019
Debt, net, current:
Sprott Credit Agreement(1)	$5,274	$—
2.0 Lien Notes	—	208,411
1.5 Lien Notes	—	137,050
First Lien Agreement	—	125,468
1.25 Lien Notes	—	77,212
Promissory Note	—	6,773
Less, debt issuance costs	(154)	(949)
Total	$5,120	$553,965

Debt, net, non-current:
Subordinated Notes	$84,797	$—
Sprott Credit Agreement	61,894	—
Less, debt issuance costs	(4,026)	—
Total	$142,665	$—
(1)Amount represents $1.6 million of Additional Interest (as defined in the Sprott Credit Agreement) plus 5.0% of the Company's outstanding debt balance as of December 31, 2020 under the Sprott Credit Agreement.
Schedule of maturities of long-term debt
The following table summarizes the Company's contractual payments of long-term debt, including current maturities, for the five years subsequent to December 31, 2020 (in thousands):

2021	$5,274
2022	16,698
2023	23,948
2024	23,948
2025	96,771
Total	166,639
Less, original issue discount	(14,674)
Less, debt issuance costs	(4,180)
Total debt, net, current and non-current	$147,785

Components of recorded interest expense
The following table summarizes the components of recorded interest expense (in thousands):

	Year Ended December 31,
	2020	2019
2.0 Lien Notes	$12,902	$28,537
1.5 Lien Notes	8,635	18,763
1.25 Lien Notes	6,218	5,241
First Lien Agreement	4,575	10,022
Sprott Credit Agreement	6,009	—
Subordinated Notes	4,797	—
Amortization of debt issuance costs	1,972	2,048
Promissory Note	141	786
Other interest expense	40	—
Capitalized interest	(1,831)	(551)
Total	$43,458	$64,846